Pledged Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Collateral [Abstract]
Pledged Assets
41.	PLEDGED ASSETS

The following assets are pledged as collaterals for bank loans, custom duties of the imported materials and warranties of contract performance as well as the bank deposits for the restricted purpose in accordance with The Management, Utilization, and Taxation of Repatriated Offshore Funds Act in the ROC.

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,462	$2,432
Land held under development (included in inventories)	1,999	—
Restricted assets (included in other assets - others)	209	163
	$4,670	$2,595